Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
9.	Long-Term Debt

The Company has entered into various loans with financial institutions. Long-term debt consisted of the following (in thousands):

	December 31,
	2022	2021
Term Loan	$1,673	$2,136
Less current portion	(269)	(293)
Long-term debt less current portion	$1,404	$1,843

Term Loan

In 2013, the Company entered into a term loan agreement with a financial institution for $4.1 million with a maturity date of November 26, 2028 (the “Term Loan”). The Term Loan bears a floating interest rate of the one-year savings account plus 0.43% per annum in the first two years and a floating interest rate of the one-year savings account plus 0.61% per annum for the remaining of the term, not to be lower than 1.8% during the entire term. The interest rate was equivalent to 1.95% as of December 31, 2022. The Term Loan is collateralized by a first position security interest in a floor of an office building owned by the Company in Taiwan.

Aggregate maturities of long-term debt, excluding unamortized debt issuance costs, were as follows (in thousands) as of December 31, 2022:

2023	$269
2024	275
2025	280
2026	286
2027	291
Thereafter	272
$1,673